Prepaid Expenses and Other Current Assets - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Change in recovery of future customer compensation	$ 19.1	$ 35.0